Goodwill - Schedule of Changes in Goodwill (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in Goodwill [Abstract]
Balance at the beginning of the period		$ 6,105,020	$ 5,828,691	$ 5,835,418
Balance at the end of the period		5,417,134	6,105,020	5,828,691
Acquired in business combination	[1]	2,851		18,725
Business combinations adjustment	[2]		11,842	5,955
Disposal				(16,358)
Exchange rate variation		$ (690,737)	$ 264,487	$ (15,049)

[1]	Refers to non-material acquisitions in business combinations of the indirect subsidiary Seara Alimentos Ltda.
[2]	Refers to the business combination adjustment in TriOak.